Segment Reporting - Summary of the Analysis of Group's Assets and Revenues by Location (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Operating Segments [Line Items]
Non-current assets	£ 9,572	£ 8,612	£ 9,387
Research collaboration	5,253	171
Royalties	226	73
Total revenue from contracts with customers	5,479	244
U.K.
Disclosure Of Operating Segments [Line Items]
Non-current assets	689	557	651
Research collaboration	5,253	171
Total revenue from contracts with customers	5,253	171
Germany
Disclosure Of Operating Segments [Line Items]
Non-current assets	8,883	8,055	£ 8,736
Royalties	226	73
Total revenue from contracts with customers	£ 226	£ 73